Stock-Based Compensation - Summary of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares available for grant, Beginning balance	212,000	86,000
Shares available for grant, Options Granted	(582,000)	(696,000)
Shares available for grant, Options Forfeited or Cancelled	73,000	153,000
Shares available for grant, Options Repurchased		2,000
Shares available for grant, Additional Shares Reserved	1,596,000	667,000
Shares available for grant, Ending balance	1,299,000	212,000	86,000
Number of shares outstanding, Beginning balance	1,896,000	2,007,000
Number of shares, Options Granted	582,000	696,000
Number of shares, Options Exercised	(168,000)	(656,000)
Number of shares, Options Forfeited or Cancelled	(73,000)	(150,000)
Number of shares outstanding, Ending balance	2,237,000	1,896,000	2,007,000
Weighted-Average exercise price per share outstanding, Beginning balance	$ 3.72	$ 1.92
Stock options granted exercise price per share	19.62	6.24	$ 5.04
Weighted-Average exercise price per share, Options Exercised	3.30	0.84
Weighted-Average exercise price per share, Options Forfeited or Cancelled	5.64	3.48
Weighted-Average exercise price per share, Options Repurchased		1.32
Weighted-Average exercise price per share outstanding, Ending balance	$ 7.84	$ 3.72	$ 1.92